SHARE CAPITAL (Schedule of Summary of RSUs) (Details	12 Months Ended
Mar. 31, 2020 shares $ / shares
Number of shares
Balance, April 1, 2019 | shares
Granted | shares	850,500
Cancelled | shares	(31,750)
Distributed | shares	(141,376)
Balance, March 31, 2020 | shares	677,374
Weighted average grant date closing price per share (in CAD)
Balance, April 1, 2019 | $ / shares
Granted | $ / shares	4.94
Cancelled | $ / shares	4.94
Distributed | $ / shares	4.94
Balance, March 31, 2020 | $ / shares	$ 4.94